Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Number of open reducing credit facilities	7
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Unused amount	$ 0
Revolving Credit Facility
Libor plus spread minimum	1.56%
Libor plus spread maximum	5.69%